Expense Example	Oct. 24, 2025 USD ($)
CRM SMALL CAP VALUE FUND | CRM SMALL CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
CRM SMALL CAP VALUE FUND | CRM SMALL CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
CRM SMALL/MID CAP VALUE FUND | CRM SMALL/MID CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
CRM SMALL/MID CAP VALUE FUND | CRM SMALL/MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
CRM MID CAP VALUE FUND | CRM MID CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
CRM MID CAP VALUE FUND | CRM MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
CRM All Cap Value Fund | CRM All Cap Value Fund INVESTOR SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	810
Expense Example, with Redemption, 10 Years	1,777
CRM All Cap Value Fund | CRM All Cap Value Fund INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	687
Expense Example, with Redemption, 10 Years	1,518
CRM LONG/SHORT OPPORTUNITIES FUND | CRM LONG/SHORT OPPORTUNITIES FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	619
Expense Example, with Redemption, 5 Years	1,074
Expense Example, with Redemption, 10 Years	$ 2,336